Management Agreement	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
(8) Management Agreement

At the initial closing of the sale of common units, August 19, 2015, the Partnership entered into a management services agreement (the “Management Agreement”) with E11 Management LLC to provide management and operating services regarding substantially all aspects of the Partnership. The Manager is an indirect, wholly-owned subsidiary of American Energy Partners, L.P. The Manager is not an affiliate of the Partnership or the General Partner.

Under the Management Agreement, the Manager will provide management and other services to the Partnership including the following:

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Identifying producing and non-producing properties that the Partnership may consider acquiring, and assisting in evaluation, contracting for and acquiring these properties and managing the development of these properties;

•	Operating, or causing one of its affiliates to operate, on the Partnership’s behalf, any properties in which the Partnership interest in the property is sufficient to appoint the operator;

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Overseeing the operations on properties the Partnership acquires that are operated by persons other than the Manager, including recommending whether the Partnership should participate in the development of such properties by the operators of the properties; and

•	Assisting in establishing cash management and risk management programs.

The Management Agreement provides that the Partnership will direct the services provided to it under the Management Agreement, and that the Manager will determine the means or method by which those directions are carried out. The Management Agreement provides that the Manager will conduct the day-to-day operations of the Partnership’s business as provided in budgets that the Manager will prepare and the Partnership will have the right to approve. The Management Agreement also contains a list of activities in which the Manager will not engage without the Partnership’s prior approval.

To date, the Partnership has only purchased non-operated interests in oil and gas assets, which as a result may impact the amount and type of duties needed from the Manager.

The Manager will be reimbursed for certain costs directly related to the Partnership and will be paid a monthly general and administrative expense compensation amount (“Monthly G&A Expense Amount”) at an annual rate that will be 1.75% of the net proceeds from the sale of common units, less commissions, marketing fee and offering and organization expense, plus the amount of outstanding indebtedness, which is referred to as the reimbursement base, for the first six months following the initial closing. Thereafter, the Monthly G&A Expense Amount will be at an annual rate of 3.5% of the reimbursement base and will reduce to an annual rate of 2% of the reimbursement base over time. In addition, pursuant to the Partnership Agreement, concurrently with the initial closing of the sale of common units pursuant to the public offering, 100,000 class B units were issued to an affiliate of the Manager.

Subject to certain exceptions, the Management Agreement will remain in effect as long as the Partnership holds any assets.

The Management Agreement is terminable by us if: (i) we sell all or substantially all of our assets; (ii) there is a change in control and the Manager is no longer controlled by Mr. McClendon or his immediate family; (iii) Mr. McClendon, the Manager’s key employee, ceases to be employed by the Manager and we do not approve of a proposed replacement of such key employee; (iv) the Manager becomes subject to bankruptcy proceedings; (v) the Manager materially breaches its obligations under the Management Agreement and does not cure the breach within 60 days of its receipt of notice of the breach; or (vi) the Manager or its affiliates defraud us or steal or misappropriate any of our assets and such circumstances have not been cured as provided in the Management Agreement. We may also terminate the Management Agreement if the Manager fails to recommend to us one or more acquisitions of producing or non-producing oil and gas properties that meet our acquisition parameters and are reasonably capable of consummation at any time that we have an aggregate of at least $100 million consisting of capital contributions received by us and which have not been spent by us, and all available borrowings under our credit facility, in each case, that have not been reserved by us for any acquisitions, development operations or other expenses, which we refer to as Unallocated Funds, for a period of 60 consecutive days.
For the year ended December 31, 2015, the Partnership incurred fees of approximately $253,000 and estimated reimbursable costs of approximately $200,000 under the Management Agreement.

See Note 10 – “Subsequent Events” below.